FOREIGN CURRENCY TRANSLATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation on:
Property, plant and equipment, at fair value	$ (1,527)	$ (624)	$ (174)
Goodwill	(121)	(20)	(10)
Borrowings	479	(87)	25
Deferred income tax liabilities and assets	329	60	19
Other assets and liabilities	11	(19)	2
Foreign currency translation, net	$ (829)	$ (690)	$ (138)